Accumulated Other Comprehensive Income (Loss) (Details) (10-Q) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance			$ 2,605	$ 1,932	$ 1,932
Other comprehensive income (loss) before reclassifications	$ 6	$ (2)	48	(5)	(28)	$ (20)	$ 3
Reclassification adjustments from accumulated other comprehensive income (loss)	(7)	(2)	(11)	(9)	(8)	(5)	(2)
Balance	3,046	2,930	3,046	2,930	2,605	1,932
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance	20	2	(14)	12	12
Other comprehensive income (loss) before reclassifications	6	(2)	44	(5)	(18)	13	(8)
Reclassification adjustments from accumulated other comprehensive income (loss)	(2)	(2)	(6)	(9)	(8)	(5)	(2)
Balance	24	(2)	24	(2)	(14)	12
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance	(19)	(13)	(19)	(13)	(13)
Other comprehensive income (loss) before reclassifications	0	0	0	0	(6)	(33)	12
Reclassification adjustments from accumulated other comprehensive income (loss)	0	0	0	0	0	0	0
Balance	(19)	(13)	(19)	(13)	(19)	(13)
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance	4	4	0	4	4
Other comprehensive income (loss) before reclassifications	0	0	4	0	(4)	0	(1)
Reclassification adjustments from accumulated other comprehensive income (loss)	(5)	0	(5)	0	0	0	0
Balance	(1)	4	(1)	4	0	4
Non-controlling Interest [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance			(79)	(129)	(129)	347
Balance	0	(89)	0	(89)	(79)	(129)	347
Parent [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance			2,809	2,061	2,061
Balance	3,046	3,019	3,046	3,019	2,809	2,061
Accumulated Deficit [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance			1,308	1,528	1,528	987	1,006
Balance	1,496	1,505	1,496	1,505	1,308	1,528	987
Accumulated Other Comprehensive Income (Loss) [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance	5	(7)	(33)	3	3	28	27
Balance	4	(11)	4	(11)	(33)	3	28
Additional Paid-In Capital [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance			1,533	529	529	524	147
Balance	1,545	1,524	1,545	1,524	1,533	529	524
Common Stock [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance			1	1	1	1	1
Balance	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1